Expense Example, No Redemption - John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 - John Hancock Disciplined Value Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	180	557	959	1,899